UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number     811-21161
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     Altis Limited Alternative Strategy Fund, LLC
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     6041 South Syracuse Way, Suite 307, Greenwood Village, Colorado  80111
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     (Address of principal executive offices)

     Gordon Dihle, Esquire, 6041 South Syracuse Way, Suite 307,
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     Greenwood Village, Colorado  80111
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     (Name and address of agent for service)

Registrant's telephone number, including area code:      (303) 397-1956
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Date of fiscal year end: 12/31/2003
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Date of reporting period: 6/30/2004
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     Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company  Registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Proxy Voting Record.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a) The name of the issuer of the portfolio security; None - Registration not effective.

     (b) The exchange ticker symbol of the portfolio security;

     (c) The Council of Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d) The shareholder meeting date;

     (e) A brief identification of the matter voted on;

     (f) Whether the matter was proposed by the issuer or by a security holder;

     (g) Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i) Whether the registrant cast its vote for or against management.

Instructions.
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1.   In the case of a registrant that offers multiple series of shares,  provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.


                                   SIGNATURES
                          [See General Instructions F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Altis Limited Alternative Strategy Fund, LLC
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By (Signature and Title)*     s/ Gordon Dihle, Authorized Person
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Date      November 12, 2004
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*Print the name and title of each signing officer under his or her signature.